Payden California Municipal Social Impact Fund
1
Schedule of Investments
- January 31, 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
General Obligation  (48%
)
645,000 Abag Finance Authority for Nonprofit Corps A,
5.00%, 9/02/26  $ 653
100,000 Alameda Community Improvement Commission
Successor Agency A, 5.00%, 9/01/28 BAM (a) 101
250,000 Alameda Community Improvement Commission
Successor Agency A, 5.00%, 9/01/32 BAM (a) 253
2,550,000 Alameda County Joint Powers Authority A,
5.00%, 12/01/34  2,550
1,490,000 Beverly Hills Unified School District CA A,
3.00%, 8/01/39  1,385
300,000 Brentwood Infrastructure Financing Authority ,
4.00%, 10/01/36  313
1,140,000 California Community Choice Financing
Authority , 5.00%, 7/01/53  1,200
1,050,000 California Community Choice Financing
Authority , 5.00%, 12/01/53  1,106
1,680,000 California Community Choice Financing
Authority , 5.00%, 5/01/54  1,811
2,325,000 California Community Choice Financing
Authority D, 5.50%, 5/01/54  2,475
1,600,000 California Community Choice Financing
Authority , 5.50%, 10/01/54  1,762
1,350,000 California Earthquake Authority A, 5.60%,
7/01/27  1,368
385,000 California State Public Works Board C, 5.25%,
10/01/33  391
305,000 Central Unified School District B, 4.30%,
8/01/36 (b) 184
1,500,000 Chicago Board of Education A, 5.00%, 12/01/34  1,611
1,500,000 College of the Sequoias Tulare Area Improvement
District No 3 E, 3.00%, 8/01/51  1,196
190,000 Coronado Community Development Agency
Successor Agency A, 5.00%, 9/01/33  196
1,000,000 County of Santa Barbara CA B, AMT, 5.00%,
12/01/36  1,087
1,125,000 Fontana Unified School District , 3.00%, 8/01/40
BAM-TCRS (a) 1,026
1,095,000 Hartnell Community College District B, 3.00%,
8/01/45  949
2,225,000 Hartnell Community College District A, 4.12%,
8/01/35 (b) 1,381
750,000 Hartnell Community College District A, 4.25%,
8/01/36 (b) 440
500,000 Lancaster Redevelopment Agency Successor
Agency , 5.00%, 8/01/30 AGM (a) 526
2,060,000 Livermore Valley Joint Unified School District ,
3.00%, 8/01/40  1,863
8,925,000 Los Angeles County Public Works Financing
Authority D, 5.00%, 12/01/45  9,206
1,000,000 Los Angeles Unified School District , 5.00%,
7/01/43  1,157
2,000,000 Los Angeles Unified School District QRR, 5.25%,
7/01/47  2,305
2,475,000 Los Angeles Unified School District , 5.25%,
7/01/48  2,875
330,000 Municipal Improvement Corp. of Los Angeles C,
1.34%, 11/01/26  303
100,000 Municipal Improvement Corp. of Los Angeles A,
5.00%, 5/01/30  101
500,000 Municipal Improvement Corp. of Los Angeles B,
5.00%, 11/01/31  535
Principal
or Shares Security Description
Value
(000)
1,500,000 New Jersey Economic Development Authority
SSS, 5.25%, 6/15/37  $ 1,784
1,500,000 Nuveen, CA Free Quality Municipal Income
Fund, AMT A 144A, 5.00%, 10/01/47 (c) 1,500
875,000 Pomona Unified School District F, 3.00%,
8/01/48 BAM (a) 707
1,000,000 Roseville Joint Union High School District C,
3.00%, 8/01/40  868
4,685,000 Sacramento Area Flood Control Agency , 5.00%,
10/01/47  4,846
3,175,000 San Bernardino Community College District B,
5.00%, 8/01/42  3,595
550,000 San Diego Public Facilities Financing Authority
B, 5.00%, 10/15/32  572
1,400,000 San Diego Unified School District F2, 5.00%,
7/01/42  1,586
1,000,000 San Diego Unified School District N2, 5.00%,
7/01/48  1,118
1,315,000 San Francisco Bay Area Rapid Transit District G,
2.62%, 8/01/29  1,197
1,650,000 San Francisco Bay Area Rapid Transit District D1,
5.00%, 8/01/39  1,923
250,000 San Mateo Joint Powers Financing Authority ,
5.00%, 6/15/30  252
815,000 Santa Monica Public Financing Authority , 4.00%,
7/01/38  836
200,000 Simi Valley Public Financing Authority A,
5.00%, 10/01/29  203
550,000 South Orange County Public Financing Authority ,
5.00%, 4/01/34  575
1,825,000 Southwestern Community College District D,
3.00%, 8/01/41  1,643
1,500,000 State Center Community College District B,
3.00%, 8/01/39  1,379
1,000,000 State of California CU, 4.85%, 12/01/46  1,072
435,000 State of California , 5.00%, 3/01/45  444
3,585,000 State of California , 5.00%, 8/01/46  3,727
1,400,000 State of California , 5.00%, 10/01/47  1,446
3,475,000 Temecula Valley Unified School District D,
3.00%, 8/01/44  2,908
350,000 Union City Community Redevelopment Agency
Successor Agency A, 5.00%, 10/01/35  364
Total General Obligation (Cost - $74,040) 76,854
Revenue  (37%
)
Airport/Port  (6%)
500,000 City of Los Angeles Department of Airports ,
AMT, 5.00%, 5/15/24  502
750,000 City of Los Angeles Department of Airports ,
AMT, 5.00%, 5/15/25  765
250,000 City of Los Angeles Department of Airports A,
AMT, 5.00%, 5/15/26  260
2,000,000 City of Los Angeles Department of Airports ,
AMT, 5.00%, 5/15/29  2,193
1,900,000 City of Los Angeles Department of Airports ,
AMT, 5.00%, 5/15/36  2,169
1,500,000 City of Los Angeles Department of Airports ,
AMT, 5.00%, 5/15/37  1,715
2,000,000 City of Los Angeles Department of Airports ,
AMT, 5.50%, 5/15/38  2,289
400,000 City of Palm Springs CA Passenger Facility
Charge Revenue , AMT, 5.00%, 6/01/26 BAM (a) 408
10,301

Payden Mutual Funds
Payden California Municipal Social Impact Fund
continued
Principal
or Shares Security Description
Value
(000)
Education  (5%)
1,000,000 California Educational Facilities Authority A,
5.25%, 10/01/44  $ 1,042
1,250,000 California Infrastructure & Economic
Development Bank , 4.00%, 11/01/51  1,134
750,000 California State University B3, 3.13%, 11/01/51  748
240,000 Oxnard School District , 5.00%, 8/01/45 BAM (a) 248
3,190,000 University of California AM, 5.00%, 5/15/49  3,209
1,500,000 University of California AM, 5.25%, 5/15/37  1,514
7,895
Healthcare  (6%)
710,000 California Health Facilities Financing Authority
A, 5.00%, 11/15/27  711
500,000 California Health Facilities Financing Authority ,
5.00%, 2/01/31  533
350,000 California Health Facilities Financing Authority
A, 5.00%, 8/15/32  366
1,000,000 California Health Facilities Financing Authority
A, 5.00%, 11/15/32  1,002
1,600,000 California Health Facilities Financing Authority
A, 5.00%, 11/15/42  1,826
705,000 California Health Facilities Financing Authority ,
5.00%, 11/15/49  718
750,000 California Municipal Finance Authority A, AMT,
4.38%, 9/01/53  776
325,000 California Municipal Finance Authority B, 5.00%,
5/15/37 (a) 338
2,500,000 Santa Clara County Financing Authority EL,
3.05%, 2/01/44  2,500
8,770
Housing  (9%)
483,294 California Housing Finance Agency A, 3.25%,
8/20/36  449
1,360,000 California Housing Finance Agency V, 5.00%,
5/01/54  1,411
2,650,000 California Municipal Finance Authority A, 2.65%,
3/01/40 (a) 1,961
2,536,764 California Municipal Finance Authority A, 3.20%,
2/01/33 (a) 2,410
400,000 CSCDA Community Improvement Authority A
144A, 3.00%, 9/01/56 (c) 257
2,500,000 Sacramento County Housing Authority D, 4.61%,
5/15/31  2,500
5,775,000 San Diego Housing Authority Inc. A, 3.50%,
6/01/57  5,775
14,763
Industrial Development/Pollution Control  (2%)
600,000 City of Big Bear Lake CA A, AMT, 3.90%,
12/01/28  600
370,000 Emeryville Redevelopment Agency Successor
Agency A, 5.00%, 9/01/25 AGM (a) 374
790,000 Golden State Tobacco Securitization Corp., B,
3.00%, 6/01/46 (a) 733
300,000 Palm Springs Community Redevelopment Agency
Successor Agency , 5.00%, 9/01/29 AGM (a) 303
Principal
or Shares Security Description
Value
(000)
390,000 Palm Springs Community Redevelopment Agency
Successor Agency , 5.00%, 9/01/31 AGM (a) $ 395
2,405
Pollution Control  (1%)
1,500,000 Western Placer Waste Management Authority ,
4.00%, 6/01/42  1,587
Power  (1%)
820,000 Sacramento Municipal Utility District D, 5.00%,
8/15/49  932
Transportation  (4%)
660,000 Bay Area Toll Authority , 4.00%, 4/01/37  676
750,000 City of Long Beach CA Harbor Revenue A, AMT,
5.00%, 5/15/28  794
835,000 Port of Los Angeles A, AMT, 5.00%, 8/01/29  842
4,590,000 San Diego County Regional Transportation
Commission A, 5.00%, 4/01/48  4,743
7,055
Water & Sewer  (3%)
700,000 Beverly Hills Public Financing Authority B,
1.30%, 6/01/28  620
1,500,000 City of Modesto CA Water Revenue A, 4.20%,
10/01/36 AGM (a) 1,500
2,470,000 San Diego Public Facilities Financing Authority
A, 5.00%, 10/15/44  2,543
100,000 San Diego Public Facilities Financing Authority
Water Revenue A, 5.00%, 8/01/32  106
4,769
Total Revenue (Cost - $57,885) 58,477
U.S. Government Agency  (1%
)
1,200,000 FHLB , 5.00%, 2/28/25  1,204
U.S. Treasury  (11%
)
2,185,000 U.S. Treasury Note , 3.88%, 8/15/33  2,172
2,803,000 U.S. Treasury Note , 4.38%, 11/30/28  2,865
70,000 U.S. Treasury Note , 4.38%, 11/30/30  72
2,085,000 U.S. Treasury Note , 4.50%, 11/15/33  2,178
1,000,000 U.S. Treasury Note , 4.75%, 10/15/26  1,015
4,030,000 U.S. Treasury Note , 4.88%, 10/31/28  4,201
5,200,000 U.S. Treasury Note , 4.88%, 10/31/30  5,490
Total U.S. Treasury (Cost - $17,388) 17,993
Investment Company  (3%
)
5,346,761 Payden Cash Reserves Money Market Fund*
(Cost $5,347) 5,347
Total Investments (Cost - $155,858) (100%)
159,875
Liabilities in excess of Other Assets (0%) (417)
Net Assets (100%) $ 159,458
* Affiliated investment.
(a) Payment of principal and/or interest is insured against default by a monoline insurer.
(b) Yield to maturity at time of purchase.
(c) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.